Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Owner’s Equity	Non-redeemable	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp.	Noncontrolling Interest	Total
Balance at Dec. 31, 2021	$ 12,201,851
Net Income (loss)	18,296,002								$ 18,296,002
Equity-based compensation	6,394
Distributions	(2,000,000)
Balance at Dec. 31, 2022	28,504,247								28,504,247
Net Income (loss)	1,908,871
Balance at Mar. 31, 2023	30,413,118
Balance at Dec. 31, 2022	28,504,247								28,504,247
Net Income (loss)									3,934,479
Balance at Sep. 30, 2023	32,438,726
Balance at Dec. 31, 2022	28,504,247								28,504,247
Net Income (loss)	4,970,863								4,970,863
Balance at Nov. 14, 2023	33,475,110
Balance at Mar. 31, 2023	30,413,118
Net Income (loss)	2,676,760
Balance at Jun. 30, 2023	33,089,878
Net Income (loss)	(651,152)								(651,152)
Balance at Sep. 30, 2023	32,438,726
Balance at Nov. 14, 2023	$ 33,475,110
Net Income (loss)									(9,001,202)
Balance at Dec. 31, 2023			$ 524	$ 180	$ 16,317,856	$ (19,118,745)	$ (2,800,185)	$ 33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023			5,235,131	1,800,000
Balance at Nov. 15, 2023		$ 346			(9,719,485)	(10,079,371)	(19,798,510)		(19,798,510)
Balance (in Shares) at Nov. 15, 2023		3,457,813
Reclassification of shares under two class structure and non-redemptions		$ (346)	$ 346
Reclassification of shares under two class structure and non-redemptions (in Shares)		(3,457,813)	3,457,813
Excise tax imposed on common stock redemptions						(38,172)	(38,172)		(38,172)
Reclassification of Public Shares Not Redeemed			$ 45		4,878,030		4,878,075		4,878,075
Reclassification of Public Shares Not Redeemed (in Shares)			445,626
Non redemption Agreement			$ 60		6,567,879		6,567,939		6,567,939
Non redemption Agreement (in Shares)			600,000
Shares not redeemer under Forward Purchase Agreement			$ 14		1,533,272		1,533,286		1,533,286
Shares not redeemer under Forward Purchase Agreement (in Shares)			140,070
Forward purchase agreement prepayment					8,190,554		8,190,554		8,190,554
Share-based compensation			$ 38		3,445,927		3,445,965		3,445,965
Share-based compensation (in Shares)			381,622
Shares issued for Acquisition			$ 21	$ 180	1,421,679		1,421,880	33,406,414	34,828,294
Shares issued for Acquisition (in Shares)			210,000	1,800,000
Net Income (loss)						(9,001,202)	(9,001,202)		(9,001,202)
Balance at Dec. 31, 2023			$ 524	$ 180	16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023			5,235,131	1,800,000
Share-based compensation					699,248		699,248		699,248
Net Income (loss)						(4,693,502)	(4,693,502)		(4,693,502)
Balance at Mar. 31, 2024			$ 524	$ 180	17,017,104	(23,812,247)	(6,794,439)	33,406,414	26,611,975
Balance (in Shares) at Mar. 31, 2024			5,235,131	1,800,000
Balance at Dec. 31, 2023			$ 524	$ 180	16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023			5,235,131	1,800,000
Net Income (loss)									(9,172,468)
Balance at Sep. 30, 2024			$ 696	$ 138	21,864,561	(28,291,213)	(6,425,818)	30,560,814	24,134,996
Balance (in Shares) at Sep. 30, 2024			6,957,334	1,379,675
Balance at Mar. 31, 2024			$ 524	$ 180	17,017,104	(23,812,247)	(6,794,439)	33,406,414	26,611,975
Balance (in Shares) at Mar. 31, 2024			5,235,131	1,800,000
Share-based compensation			$ 30		490,690		490,720		490,720
Share-based compensation (in Shares)			301,878
Net Income (loss)						(637,795)	(637,795)		(637,795)
Balance at Jun. 30, 2024			$ 554	$ 180	17,507,794	(24,450,042)	(6,941,514)	33,406,414	26,464,900
Balance (in Shares) at Jun. 30, 2024			5,537,009	1,800,000
Share-based compensation					326,995		326,995		326,995
Shares issued under equity line of credit			$ 100		1,184,172		1,184,272		1,184,272
Shares issued under equity line of credit (in Shares)			1,000,000
Class B exchanged for class A			$ 42	$ (42)	2,845,600		2,845,600	(2,845,600)
Class B exchanged for class A (in Shares)			420,325	(420,325)
Net Income (loss)						(3,841,171)	(3,841,171)		(3,841,171)
Balance at Sep. 30, 2024			$ 696	$ 138	$ 21,864,561	$ (28,291,213)	$ (6,425,818)	$ 30,560,814	$ 24,134,996
Balance (in Shares) at Sep. 30, 2024			6,957,334	1,379,675